Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are attributable to the following:

	December 31, 2022			December 31, 2021
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	6.2	(39.9)	(33.7)	8.9	(34.4)	(25.5)
Intangible assets	29.9	(384.6)	(354.7)	33.8	(382.9)	(349.1)
Employee benefits	13.0	—	13.0	36.4	—	36.4
Tax value of loss carry forwards	43.8	—	43.8	40.4	—	40.4
Derivative financial instruments	0.1	(8.9)	(8.8)	1.7	(7.0)	(5.3)
Other	7.4	(12.3)	(4.9)	7.1	(13.3)	(6.2)
Tax assets/(liabilities)	100.4	(445.7)	(345.3)	128.3	(437.6)	(309.3)
Movement in deferred tax during the year:

	Opening balance Jan 1, 2022	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Recognized directly in equity	Movement in foreign exchange	Closing balance Dec 31, 2022
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(25.5)	(8.7)	—	—	0.5	(33.7)
Intangible assets	(349.1)	(4.8)	—	—	(0.8)	(354.7)
Employee benefits	36.4	1.0	(26.1)	2.0	(0.3)	13.0
Tax value of loss carry forwards	40.4	4.8	—	—	(1.4)	43.8
Derivative financial instruments	(5.3)	(0.5)	(3.3)	—	0.3	(8.8)
Other	(6.2)	1.1	—	—	0.2	(4.9)
Total deferred tax	(309.3)	(7.1)	(29.4)	2.0	(1.5)	(345.3)